Document and Entity Information	Oct. 01, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819438
Document Type	8-K
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	ACON S2 ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-39525
Entity Tax Identification Number	98-1550150
Entity Address, Address Line One	1133 Connecticut Ave NW
Entity Address, Address Line Two	Ste 700
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	(202)
Local Phone Number	454-1100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	STWOU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Included As Partof The Units 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares included as partof the units
Trading Symbol	STWO
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Partof The Units Each Whole Warrantexercisable For One Class A Ordinaryshare At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as partof the units, each whole warrantexercisable for one Class A ordinaryshare at an exercise price of $11.50
Trading Symbol	STWOW
Security Exchange Name	NASDAQ